Shareholder Fees - FidelityAdvisorCapitalDevelopmentFund-OPRO	Nov. 29, 2024 USD ($)
FidelityAdvisorCapitalDevelopmentFund-OPRO | Fidelity Advisor Capital Development Fund
Shareholder Fees:
(fees paid directly from your investment)	none